Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Accrued Liabilities [Abstract]
Accrued payroll and related items	$ 5,267		$ 6,063
Customer returns and allowances	6,160		3,634
Taxes payable	705		2,138
Lease liabilities	2,453	[1]	0
Accrued interest	2,236		722
Other	10,817		11,326
Total accrued liabilities	$ 27,638		$ 23,883
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:AccruedLiabilitiesCurrent		us-gaap:AccruedLiabilitiesCurrent

[1]	Reported within accrued liabilities on the consolidated balance sheet.